Derivative Instruments (Effect Of Derivative Instruments On Consolidated Statements Of Net Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Rate Cash Flow Hedges [Abstract]
Effective portion of derivative gain recognized in OCI	$ 0	$ 896	$ 4,477
Effective portion of derivative loss reclassified from accumulated OCI to expense	$ 0	$ (889)	$ (5,553)